Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of activity shares
The activity with respect to shares during 2020, 2019 and 2018 was as follows:

	SHARES As of December 31,
	2020	2019	2018

Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

Schedule of shareholder composition
Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	22,450,671,671	22,450,671,671	11.91
Banks on behalf of third parties	15,925,407,468	-	15,925,407,468	8.45
Pension funds (AFP) on behalf of third parties	9,929,343,874	-	9,929,343,874	5.27
Stock brokers on behalf of third parties	6,892,162,980	-	6,892,162,980	3.66
Other minority holders	6,655,539,533	-	6,655,539,533	3.53
Total	165,995,455,123	22,450,671,671	188,446,126,794	100.00
Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	24,822,041,271	24,822,041,271	13.17
Banks on behalf of third parties	15,957,137,883	-	15,957,137,883	8.47
Pension funds (AFP) on behalf of third parties	9,995,705,956	-	9,995,705,956	5.30
Stock brokers on behalf of third parties	5,551,024,270	-	5,551,024,270	2.95
Other minority holders	5,527,216,146	-	5,527,216,146	2.93
Total	163,624,085,523	24,822,041,271	188,446,126,794	100.00
Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	26,486,000,071	26,486,000,071	14.05
Banks on behalf of third parties	15,770,481,573	-	15,770,481,573	8.20
Pension funds (AFP) on behalf of third parties	9,033,172,896	-	9,033,172,896	4.79
Stock brokers on behalf of third parties	4,773,558,507	-	4,773,558,507	2.53
Other minority holders	6,109,287,067	-	6,109,287,067	3.25
Total	161,960,126,723	26,486,000,071	188,446,126,794	100.00

Schedule of basic and diluted earnings per share
	As of December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	547,614	619,091	595,333
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	2.906	3.285	3.159
Basic earnings per share from continuing operations (in Ch$)	2.906	3.276	3.139
Basic earnings per share from discontinued operations (in Ch$)	-	0.009	0.020

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	547,614	619,091	595,333
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	2.906	3.285	3.159
Diluted earnings per share from continuing operations (in Ch$)	2.906	3.276	3.139
Diluted earnings per share from discontinued operations (in Ch$)	-	0.009	0.020

Schedule of other comprehensive income from available for sale investments and cash flow hedges
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Debt instruments at FVOCI
As of January 1,	29,184	6,962	1,855
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	30,062	(17,775)	6,609
Recycling from other comprehensive income to income for the year	43,609	39,997	(1,502)
Subtotals	73,671	22,222	5,107
Total	102,885	29,184	6,962

Cash flow hedges
As of January 1,	(40,435)	9,803	(3,562)
Gains (losses) on the re-measurement of cash flow hedges, before tax	(93,182)	(49,163)	14,048
Recycling adjustments on cash flow hedges, before tax	(3,148)	(1,075)	(683)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	(96,330)	(50,238)	13,365
Total	(136,765)	(40,435)	9,803

Other comprehensive income, before taxes	(33,910)	(11,251)	16,765

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	(27,464)	(7,756)	(1,810)
Income tax relating to cash flow hedges	36,927	10,918	(2,646)
Total	9,463	3,162	(4,456)

Other comprehensive income, net of tax	(24,447)	(8,089)	12,309
Attributable to:
Shareholders of the Bank	(25,293)	(8,856)	11,353
Non-controlling interest	846	767	956